Corporate Income Taxes - Reconciliation of Statutory Rate (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2022	Oct. 31, 2023
Disclosure of associates [line items]
Tax Impact Of Taxable Gain On Disposition Of Business	$ 579
Federal Statutory Income Tax Rate Increase During the Period		1.50%
Canadian tires financial services business [Member]
Disclosure of associates [line items]
Tax expenses on account of central registration depository	$ 48